Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity High Dividend ETF - Fidelity High Dividend ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Annual Return 2017	13.81%
Annual Return 2018	(0.93%)
Annual Return 2019	23.77%
Annual Return 2020	2.85%
Annual Return 2021	29.32%
Annual Return 2022	(4.11%)
Annual Return 2023	17.90%